Related party transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Key management remuneration
Key management remuneration	$ 5,139,551	$ 3,692,355	$ 2,117,612
Associates [member]
Related party transactions
Research and development expense	2,182,869	1,354,866	1,149,098
Amount owed included in accounts payable and accrued liabilities	985,022	671,462
Amount paid included in prepaid expenses	9,413	12,402
Key management personnel of entity or parent [member]
Related party transactions
Amount owed included in accounts payable and accrued liabilities	0	46,488
Key management remuneration
Salaries and benefits	2,459,109	2,503,893	1,499,613
Share-based payments	$ 2,680,442	$ 1,188,462	$ 617,999